Intangible Assets - Summary of Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 219.6
Ending balance	182.0	$ 219.6
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	406.3	395.8
Additions	3.4	12.0
Additions arising on acquisitions	12.7	41.4
Removal of fully amortized assets	(51.9)	(29.4)
Impact of foreign exchange	(1.6)	(13.5)
Ending balance	368.9	406.3
Cost | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		406.0
Cost | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		(10.2)
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(186.7)	(153.8)
Amortization	53.2	66.9
Removal of fully amortized assets	51.9	29.4
Impact of foreign exchange	(1.1)	(4.6)
Ending balance	(186.9)	(186.7)
Accumulated depreciation | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		(158.3)
Accumulated depreciation | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		4.5
Client Relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	182.4
Ending balance	161.8	182.4
Client Relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	325.3	307.3
Additions	0.0	0.0
Additions arising on acquisitions	9.8	29.5
Removal of fully amortized assets	(9.7)	0.0
Impact of foreign exchange	(0.4)	(11.5)
Ending balance	325.0	325.3
Client Relationships | Cost | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		307.3
Client Relationships | Cost | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		0.0
Client Relationships | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(142.9)	(116.2)
Amortization	31.6	31.1
Removal of fully amortized assets	9.7	0.0
Impact of foreign exchange	(1.6)	(4.4)
Ending balance	(163.2)	(142.9)
Client Relationships | Accumulated depreciation | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		(116.2)
Client Relationships | Accumulated depreciation | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		0.0
Contract Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	4.9
Ending balance	2.6	4.9
Contract Backlog | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	13.7	8.5
Additions	0.0	0.0
Additions arising on acquisitions	2.7	10.3
Removal of fully amortized assets	(14.3)	(4.7)
Impact of foreign exchange	0.5	(0.4)
Ending balance	2.6	13.7
Contract Backlog | Cost | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		8.5
Contract Backlog | Cost | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		0.0
Contract Backlog | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(8.8)	(3.6)
Amortization	5.0	10.0
Removal of fully amortized assets	14.3	4.7
Impact of foreign exchange	0.5	(0.1)
Ending balance	0.0	(8.8)
Contract Backlog | Accumulated depreciation | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		(3.6)
Contract Backlog | Accumulated depreciation | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		0.0
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	30.5
Ending balance	15.6	30.5
Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	65.0	75.2
Additions	3.4	12.0
Additions arising on acquisitions	0.0	1.3
Removal of fully amortized assets	(27.4)	(23.7)
Impact of foreign exchange	(1.7)	0.2
Ending balance	39.3	65.0
Software | Cost | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		75.2
Software | Cost | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		0.0
Software | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(34.5)	(32.7)
Amortization	16.6	25.0
Removal of fully amortized assets	27.4	23.7
Impact of foreign exchange	0.0	0.5
Ending balance	(23.7)	(34.5)
Software | Accumulated depreciation | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		(32.7)
Software | Accumulated depreciation | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		0.0
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1.8
Ending balance	2.0	1.8
Other | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2.3	4.8
Additions	0.0	0.0
Additions arising on acquisitions	0.2	0.3
Removal of fully amortized assets	(0.5)	(1.0)
Impact of foreign exchange	0.0	(1.8)
Ending balance	2.0	2.3
Other | Cost | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		15.0
Other | Cost | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		(10.2)
Other | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(0.5)	(1.3)
Amortization	0.0	0.8
Removal of fully amortized assets	0.5	1.0
Impact of foreign exchange	0.0	(0.6)
Ending balance	$ 0.0	(0.5)
Other | Accumulated depreciation | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		(5.8)
Other | Accumulated depreciation | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		$ 4.5